Concentration of major customers and suppliers (Details)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Customer concentration risk | Major customer one | Total sales
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	64.00%	68.00%	76.00%
Customer concentration risk | Major customer one | Accounts receivable
Major Customers And Suppliers [Line Items]
Concentration risk, percentage		82.00%
Customer concentration risk | Major customer two | Accounts receivable
Major Customers And Suppliers [Line Items]
Concentration risk, percentage		96.00%
Supplier concentration risk | Major supplier one | Advances to suppliers
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	53.00%	54.00%
Supplier concentration risk | Major supplier one | Total purchases
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	50.00%	54.00%	60.00%
Supplier concentration risk | Major supplier two | Advances to suppliers
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	46.00%	42.00%
Supplier concentration risk | Major supplier two | Total purchases
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	40.00%	27.00%	20.00%